Share Capital and Share Premium - Summary of Share Capital and Share Premium (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Share capital	£ 1,289	£ 1,272		£ 663
Share premium	79,426	79,236		42,770
Share capital and share premium	£ 80,715	£ 80,508		£ 43,433
Number of shares issued	32,226,000	31,811,000	30,000	24,185,000
Ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued	32,226,000	31,811,000		6,239,000
Founder Ordinary 1 Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued				1,000,000
Founder Ordinary 2 Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued				1,000,000
Series A Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued				7,483,000
Series B Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued				8,463,000